OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Other Accounts Receivables [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	June 30, 2026	December 31, 2025
	Unaudited	Audited

Government authorities	$128	$202
Grant receivables	-	153
Prepaid expenses	285	504
Other	613	706

	$1,026	$1,565